UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09147
Investment Company Act File Number

Eaton Vance Massachusetts Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

February 28, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance Massachusetts Municipal Income Trust	as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 171.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 35.5%
$2,440	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$2,439,780
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	553,062
1,000	Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	749,970
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,392,855
1,000	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.65%, 7/1/29	797,380
1,500	Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,310,175
1,250	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,350,325
1,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,524,030
1,000	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,025,710

		$11,143,287

Electric Utilities — 9.2%
$1,000	Massachusetts Development Finance Agency, (Devens Electric System), 6.00%, 12/1/30	$995,680
1,870	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	1,363,604
570	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	516,619

		$2,875,903

Escrowed/Prerefunded — 7.2%
$400	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	$467,612
235	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), Prerefunded to 1/1/12, 6.00%, 7/1/31	264,932
960	Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), Prerefunded to 7/1/10, 6.75%, 7/1/30	1,034,314
1,000	Rail Connections, Inc., (Route 128 Parking), (ACA), Prerefunded to 7/1/09, 0.00%, 7/1/20	501,290

		$2,268,148

Health Care-Miscellaneous — 3.0%
$510	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$356,934
700	Massachusetts Health and Educational Facilities Authority, (Learning Center for Deaf Children), 6.125%, 7/1/29	497,294
100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	72,690

		$926,918

Hospital — 25.5%
$1,000	Massachusetts Development Finance Agency, (Biomedical Research Corp.), 6.25%, 8/1/20	$1,025,390
1,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/33	906,010
400	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	330,024
1,370	Massachusetts Health and Educational Facilities Authority, (Beth Israel Deaconess Medical Center, Inc.), 5.125%, 7/1/38	1,012,115
105	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.30%, 8/1/18	103,061
1,495	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,345,784
865	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/31	821,620

1

Principal
Amount
(000’s omitted)	Security	Value
$2,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	$1,907,210
675	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	560,277

		$8,011,491

Housing — 15.5%
$2,100	Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$1,688,127
1,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	824,150
650	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28(2)	591,389
2,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	1,757,080

		$4,860,746

Industrial Development Revenue — 2.2%
$695	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$695,056

		$695,056

Insured-Education — 12.8%
$1,000	Massachusetts College Building Authority, Dedicated Sales Tax Revenue, (XLCA), 5.50%, 5/1/39	$1,022,260
1,365	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,419,595
1,600	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,573,968

		$4,015,823

Insured-General Obligations — 12.9%
$1,000	Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,098,690
1,000	Massachusetts Special Obligation, Dedicated Tax Revenue, (FGIC), (MBIA), 5.50%, 1/1/29	1,025,540
2,255	Milford, (FSA), 4.25%, 12/15/46	1,921,734

		$4,045,964

Insured-Other Revenue — 3.9%
$1,225	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,230,316

		$1,230,316

Insured-Special Tax Revenue — 11.3%
$1,450	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,426,437
1,250	Massachusetts College Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37	1,227,625
8,945	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	355,117
1,520	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	136,830
3,015	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	252,597
1,905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	148,019

		$3,546,625

Insured-Student Loan — 6.6%
$600	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30(2)	$595,146
1,985	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,460,881

		$2,056,027

Insured-Transportation — 5.6%
$435	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (MBIA), (AMT), 5.00%, 7/1/32	$349,157
1,820	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (MBIA), (AMT), 5.00%, 7/1/38	1,409,554

		$1,758,711

Nursing Home — 3.0%
$500	Boston Industrial Development Authority, (Alzheimer’s Center), (FHA), 6.00%, 2/1/37	$499,975
565	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	442,468

		$942,443

2

Principal
Amount
(000’s omitted)	Security	Value
Senior Living/Life Care — 6.7%
$250	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.15%, 7/1/31	$167,978
1,500	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.625%, 7/1/29	1,100,070
140	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	89,215
425	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	231,438
910	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/42	499,690

		$2,088,391

Special Tax Revenue — 5.2%
$1,665	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	$458,058
5,195	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	1,170,901

		$1,628,959

Water and Sewer — 5.7%
$215	Massachusetts Water Pollution Abatement Trust, 5.375%, 8/1/27	$217,328
2,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	1,576,460

		$1,793,788

Total Tax-Exempt Investments — 171.8% (identified cost $60,550,338)		$53,888,596

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (63.9)%		$(20,052,636)

Other Assets, Less Liabilities — (7.9)%		$(2,470,239)

Net Assets Applicable to Common Shares — 100.0%		$31,365,721

ACA	-	ACA Financial Guaranty Corporation

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FHA	-	Federal Housing Administration

FSA	-	Financial Security Assurance, Inc.

MBIA	-	MBIA Insurance Corp. of Illinois

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 30.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 15.3% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		Security (or a portion thereof) has been pledged as collateral for open swap contracts.

3

A summary of financial instruments outstanding at February 28, 2009 is as follows:

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation
JPMorgan Chase Co.	$787,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(174,778)
Merrill Lynch Capital Services, Inc.	1,250,000	4.682	3-month USD- LIBOR-BBA	April 1, 2009 / April 1, 2039	(279,508)

					$(454,286)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 28, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts. The Trust may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was none and $454,286, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,530,167

Gross unrealized appreciation	$523,268
Gross unrealized depreciation	(7,044,839)

Net unrealized depreciation	$(6,521,571)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	53,888,596	(454,286)
Level 3	Significant Unobservable Inputs	—	—

Total		$53,888,596	$(454,286)

*	Other financial instruments are swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	April 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	April 24, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	April 24, 2009